F | Spartan Total Market Index
Fund Summary Fund/Class: Spartan® Total Market Index Fund/F
Investment Objective
The fund seeks to provide investment results that correspond to the total return of a broad range of United States stocks.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	F Spartan Total Market Index Class F
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.50%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		F Spartan Total Market Index Class F
Management fee	[1]	0.045%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.015%
Total annual operating expenses		0.06%
[1]	Based on historical expenses, adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	F Spartan Total Market Index Class F
1 year	6
3 years	19
5 years	34
10 years	77

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in common stocks included in the Dow Jones U.S. Total Stock Market IndexSM, which represents the performance of a broad range of U.S. stocks.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Dow Jones U.S. Total Stock Market IndexSM using a smaller number of securities.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

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Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.11%	December 31, 2011
Lowest Quarter Return	-15.23%	September 30, 2011
Year-to-Date Return	12.90%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns F Spartan Total Market Index	Past 1 year	Life of class		Inception Date
Return Before Taxes Class F	1.01%	10.87%	[1]	Sep. 24, 2009
Return After Taxes on Distributions Class F	0.73%	10.46%	[1]	Sep. 24, 2009
Return After Taxes on Distributions and Sale of Fund Shares Class F	1.02%	9.27%	[1]	Sep. 24, 2009
Dow Jones U.S. Total Stock Market Index (reflects no deduction for fees, expenses, or taxes)	1.08%	10.93%	[1]	Sep. 24, 2009
[1]	From September 24, 2009.